Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 760,000.00
Previously Paid Amount	0.00
Total Fee Amount	104.96
Total Offset Amount	0.00
Net Fee	104.96
Narrative - Max Aggregate Offering Price	$ 760,000.00
Final Prospectus	true